Consolidated statement of changes in equity - EUR (€) € in Thousands	Total	IPO	RSU	Allego Holding shareholders	PIPE financing	Total	Total IPO	Total RSU	Total Allego Holding shareholders	Total PIPE financing	Share capital	Share capital IPO	Share capital RSU	Share capital Allego Holding shareholders	Share capital PIPE financing	Share premium	Share premium IPO	Share premium RSU	Share premium Allego Holding shareholders	Share premium PIPE financing	Reserves	Accumulated deficit	Accumulated deficit RSU	Non-controlling interests
Beginning balance at Dec. 31, 2020	€ (73,744)					€ (73,744)					€ 1					€ 36,947					€ 3,823	€ (114,515)
Changes in Stockholders Equity [Roll Forward]
Loss for the year	(319,672)					(319,672)																(319,672)
Other comprehensive income/(loss) for the year	(14)					(14)															(14)
Total comprehensive income/(loss) for the year, net of tax	(319,686)					(319,686)															(14)	(319,672)
Share premium contribution	26,000															26,000
Other changes in reserves	0					0															386	(386)
Share-based payment expenses	291,837					291,837																291,837
Transaction costs, net of tax	(1,059)															(1,059)
Ending balance at Dec. 31, 2021	(76,652)					(76,652)					1					61,888					4,195	(142,736)
Changes in Stockholders Equity [Roll Forward]
Loss for the year	(305,292)					(304,778)																(304,778)		€ (514)
Other comprehensive income/(loss) for the year	(10,198)					(10,198)															(10,169)	(29)
Total comprehensive income/(loss) for the year, net of tax	(315,490)					(314,976)															(10,169)	(304,807)		(514)
Other changes in reserves	0					0															(886)	886
Share-based payment expenses	82,569					82,569																82,569
Transaction costs, net of tax	0
Equity contribution (Allego Holding shareholders)				€ 101,931					€ 101,931					€ 28,311					€ 73,620
Equity contribution (Spartan shareholders)	87,597					87,597					1,789					85,808
Issue of equity					€ 132,690					€ 132,690					€ 1,800					€ 130,890
Equity contribution (Private warrants exercise)	13,854					13,854					160					13,694
Non-controlling interests on acquisition of subsidiary	1,259					0																		1,259
Ending balance at Dec. 31, 2022	27,758					27,013					32,061					365,900					(6,860)	(364,088)		745
Changes in Stockholders Equity [Roll Forward]
Loss for the year	(110,282)					(109,898)																(109,898)		(384)
Other comprehensive income/(loss) for the year	(14,445)					(14,445)															(14,436)	(9)
Total comprehensive income/(loss) for the year, net of tax	(124,727)					(124,343)															(14,436)	(109,907)		(384)
Other changes in reserves	0					0															(1,845)	1,845
Share-based payment expenses	11,032	€ 1	€ 0			11,032	€ 1	€ 0				€ 1	€ 80				€ 0	€ 0				11,032	€ (80)
Transaction costs, net of tax	0															(955)
Issue of equity	(955)					(955)					0					(955)
Equity contribution (Private warrants exercise)	7,569					7,569					379					7,190
Ending balance at Dec. 31, 2023	€ (79,322)					€ (79,683)					€ 32,521					€ 372,135					€ (23,141)	€ (461,198)		€ 361